Convertible Debt - Related Party (Detail Textuals 1) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 19, 2018	Dec. 28, 2017	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Proceeds from convertible debt issuance				$ 400,000
Loss on extinguishment of debt			$ 725,425	$ 590,392
Emerald Health Sciences Inc
Short-term Debt [Line Items]
Initial conversion price	$ 0.10
Number of notes converted into common stock	9,000,000
Effective interest rate				13.94%
Bridge Loan | Secured Promissory Note and Security Agreement | Emerald Health Sciences Inc
Short-term Debt [Line Items]
Aggregate gross proceeds		$ 900,000
Bridge loan interest rate		12.00%
Initial conversion price		$ 0.10
Proceeds from convertible debt issuance		$ 500,000
Funding of remaining bridge loan	$ 400,000
Convertible debt		265,000
Additional conversion liability		$ 360,000